Cash, cash equivalents, and restricted cash - Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 14,718	$ 29,265		$ 25,044	$ 23,278
Total Cash, Cash Equivalents, and Restricted Cash shown in the Condensed Consolidated Statements of Cash Flows	16,135	30,682	$ 31,559	27,896	26,155	$ 45,645
Other Current Assets [Member]
Restricted cash included in Other current assets	270	270		412
Other Assets [Member]
Restricted cash included in Other current assets	$ 1,147	$ 1,147		$ 2,440	$ 2,877